Non-Operating Expenses - Schedule of Non-Operating Expenses (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Foreign exchange losses			$ 383		$ 728
Financial charges			1	1	1
Interest expense			250
Other			4	95	20
Total non-operating expenses			$ 638	$ 96	$ 749
SEALS Corp
Foreign exchange losses	$ 253	$ 111
Financial charges	2	1
Interest expense	52
Other	6	1
Total non-operating expenses	$ 313	$ 113